Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

13. Equity

(a) Ordinary shares and additional paid-in capital

On July 21, 2023, the Company entered into the several restructuring documents with certain TCO shareholders (“TCO Reorganization”). On February 5, 2024, the Company consummated the TCO Reorganization with TCO, and TCO become a subsidiary of the Company. The Company allotted 7,936,940 ordinary shares to initial TCO shareholders who participated in the TCO Reorganization. The transaction is accounted for as a recapitalization, TCO is determined as the predecessor and became the Company’s historical financial statements, with retrospective adjustments to give effect of the recapitalization.

On February 15, 2024, the Company completed the reverse recapitalization, all of the Ordinary Shares of the Company. that were issued and outstanding immediately prior to the reverse recapitalization were increase to an aggregate of 37,528,354 ordinary shares, which has been restated retrospectively to reflect the equity structure of the Company. The Company is also proposing to enter into a subscription agreement (the “Subscription Agreement”) with Gigatek Inc. (“the PIPE Investor”). Pursuant to this Subscription Agreement, the PIPE Investor will commit to purchase 100,000 ordinary ahares from the Company for an aggregate consideration of US$1,000,000 pursuant to the terms thereof immediately prior to or concurrently with the closing of the merger.

As of December 31, 2024, issued and outstanding ordinary shares of the Company were both 37,528,354.

(b) Statutory reserve

TCO and its subsidiaries in Taiwan are required to reserve 10% of their net profit after income tax, as determined in accordance with the Taiwan regulations. The profit arrived at must be set off against any accumulated losses sustained by the entities in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders.

(c) Non-controlling interests

In January 2024, as a result of the Reorganization of the Company (Note 1), the Company obtained 79.37% of the equity interests of TCO. The equity interests held by the original shareholders of TCO who did not participate the Reorganization are recognized as non-controlling interests as if the reorganization had been completed at the beginning of the earliest reporting period. Non-controlling interests were NT$58,358 and NT$27,026 as of December 31, 2023 and 2024.